Subsequent Events - Additional Information (Detail)		3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Subsequent Events [Member] Teche [Member] Branch	Mar. 31, 2014 Subsequent Events [Member] First Private [Member] Branch
Subsequent Event [Line Items]
Number of branches		20	2
Shares received	1.162		0.27